Commitments and Contingencies - Lease contracts (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for these non-cancellable lease contracts	€ 249
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for these non-cancellable lease contracts	1,174
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for these non-cancellable lease contracts	€ 848